Columbia Strategic New York Municipal Income Fund
Third Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.2%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	4.050%	200,000	200,000
Total Floating Rate Notes (Cost $200,000)			200,000

Municipal Bonds 97.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 8.2%
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	1,400,000	1,400,033
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,226,721
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	600,000	584,373
12/01/2041	4.000%	600,000	579,381
Revenue Bonds
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	3,000,000	3,118,897
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,500,000	1,621,526
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	1,000,000	1,052,650
12/01/2042	4.000%	1,000,000	959,981
Total			10,543,562
Charter Schools 7.4%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Brighter Choice Elementary
Series 2021
04/01/2037	4.000%	1,000,000	927,978
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Kipp Capital Region Public Charter Schools Project
Series 2024
06/01/2064	5.000%	1,000,000	1,006,605
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	190,793
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,250,000	1,250,395
Social Bonds - KIPP NYC Public School Facilities Canal West Project
Series 2023
07/01/2062	5.250%	1,000,000	1,033,546
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	267,928
New World Preparatory Charter School Project
Series 2021
06/15/2051	4.000%	690,000	559,643
Secton Education Partners-Brilla Project
Series 2021
11/01/2051	4.000%	1,000,000	851,968
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	1,000,000	1,042,579
Unity Preparatory Charter School of Brooklyn Project
Series 2023
06/15/2063	5.500%	1,000,000	1,031,046
Hempstead Town Local Development Corp.
Revenue Bonds
Evergreen Charter School Project
Series 2022A
06/15/2057	5.500%	500,000	517,046
Monroe County Industrial Development Corp.(d)
Revenue Bonds
Social Bonds - Academy of Health Sciences Charter School Project
Series 2022
07/01/2057	6.000%	750,000	774,232
Total			9,453,759

Columbia Strategic New York Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.4%
New York State Environmental Facilities Corp.(c),(d)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	1,857,615
Health Services 1.2%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,506,640
Higher Education 2.8%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2024A
07/01/2054	5.500%	2,000,000	2,286,447
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,247,136
Total			3,533,583
Hospital 3.8%
Genesee County Funding Corp. (The)
Refunding Revenue Bonds
Rochester Regional Health Project
Series 2022
12/01/2052	5.250%	500,000	520,276
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	1,000,000	919,115
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,012,581
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Crouse Health Hospital, Inc.
Series 2024
08/01/2054	5.375%	500,000	512,390
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	851,651
Total			4,816,013
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 1.9%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2055	4.000%	500,000	483,798
Revenue Bonds
Green Transmission Project
Series 2022 (AGM)
11/15/2061	4.000%	2,000,000	1,922,529
Total			2,406,327
Local General Obligation 7.6%
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	3,000,000	2,938,917
Series 2022D-1
05/01/2042	5.250%	1,250,000	1,398,389
05/01/2043	5.250%	1,000,000	1,112,817
Series 2024D
04/01/2054	5.250%	3,000,000	3,321,806
Subordinated Series 2023E-1
04/01/2050	4.000%	1,000,000	973,878
Total			9,745,807
Multi-Family 9.4%
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,803,240
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,410,000	1,378,947
11/01/2049	3.650%	875,000	769,046
Revenue Bonds
Series 2018K
11/01/2048	4.000%	735,000	675,685
Sustainable Development Bonds
Series 2021
05/01/2051	2.750%	1,000,000	699,094
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	1,710,000	1,377,318
Columbia Strategic New York Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	690,731
Series 2019D
11/01/2044	3.700%	1,000,000	915,793
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	701,654
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,206,414
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	483,240
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	683,672
Series 2021J-1 (FHA)
11/01/2056	2.875%	1,000,000	680,024
Total			12,064,858
Municipal Power 1.8%
Guam Power Authority(e)
Refunding Revenue Bonds
Series 2022A
10/01/2043	5.000%	500,000	528,095
10/01/2044	5.000%	500,000	526,798
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,000,000	537,500
Series 2012A
07/01/2042	0.000%	1,250,000	671,875
Total			2,264,268
Other Bond Issue 3.5%
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2051	3.000%	500,000	375,625
New York Transportation Development Corp.(c)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2046	4.000%	1,500,000	1,323,545
04/30/2053	4.000%	2,000,000	1,703,052
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,000,000	1,049,114
Total			4,451,336
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	310,870
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,028
Ports 4.1%
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	2,000,000	1,674,912
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	1,240,000	1,295,560
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,253,143
Total			5,223,615
Prep School 0.6%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2035	5.000%	700,000	708,198
Recreation 0.7%
Western Regional Off-Track Betting Corp.(d)
Refunding Revenue Bonds
Series 2021
12/01/2041	4.125%	1,000,000	882,530
Refunded / Escrowed 0.7%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	916,452

Columbia Strategic New York Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Resource Recovery 0.6%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	753,115
Jefferson County Industrial Development Agency(c),(d),(f)
Revenue Bonds
ReEnergy Black River LLC
Series 2019
01/01/2024	0.000%	857,792	9
Total			753,124
Retirement Communities 5.6%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	770,747
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	859,580
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	1,732,146
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,655,755
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	415,328
09/15/2053	5.250%	1,000,000	800,249
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	979,647
Total			7,213,452
Sales Tax 9.8%
Commonwealth of Puerto Rico(e),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	503,088	315,688
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022
11/01/2043	0.000%	328,296	201,081
Puerto Rico Sales Tax Financing Corp.(e),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	8,600,000	2,855,396
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	1,004,190
Triborough Bridge & Tunnel Authority
Revenue Bonds
Sales Tax - MTA Bridges & Tunnels
Series 2022
05/15/2062	5.250%	2,500,000	2,715,476
Series 2024A-1
05/15/2064	5.250%	3,000,000	3,291,854
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2063	5.500%	2,000,000	2,220,921
Total			12,604,606
Single Family 1.7%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	135,000	126,430
Revenue Bonds
Social Bonds
Series 2023-250 (HUD)
10/01/2053	4.900%	995,000	1,012,239
State of New York Mortgage Agency(c)
Refunding Revenue Bonds
Series 2019-218
04/01/2033	3.600%	950,000	893,893
04/01/2038	3.850%	170,000	158,191
Total			2,190,753
Special Non Property Tax 9.7%
Metropolitan Transportation Authority(g)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,859,575
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	3,000,000	2,939,865
Subordinated Series 2023A
05/01/2047	5.000%	1,000,000	1,089,631
Columbia Strategic New York Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
Series 2024A
03/15/2054	4.000%	3,000,000	2,887,579
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	2,000,000	1,939,274
Oneida Indian Nation of New York(d),(e)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	500,000	548,494
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2043	5.000%	1,000,000	1,112,999
Total			12,377,417
State General Obligation 0.2%
Commonwealth of Puerto Rico(e)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2046	4.000%	300,000	274,526
Tobacco 4.9%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,000,749
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	1,864,404
Suffolk Tobacco Asset Securitization Corp.(g)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	3,000,000	301,276
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,055,282
Total			6,221,711
Transportation 4.1%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2042	4.000%	1,000,000	990,569
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024A
11/15/2049	5.250%	2,000,000	2,194,774
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,090,617
Total			5,275,960
Water & Sewer 5.9%
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2023DD
06/15/2047	5.000%	1,000,000	1,093,066
Revenue Bonds
Subordinated Series 2023AA-1
06/15/2053	5.250%	2,000,000	2,210,811
Subordinated Series 2024CC-1
06/15/2054	5.250%	3,000,000	3,327,454
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(e)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	925,000	937,722
Total			7,569,053
Total Municipal Bonds (Cost $131,144,561)			125,181,063

Money Market Funds 1.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.467%(h)	1,457,093	1,457,239
Total Money Market Funds (Cost $1,457,093)		1,457,239
Total Investments in Securities (Cost: $132,801,654)		126,838,302
Other Assets & Liabilities, Net		1,143,242
Net Assets		127,981,544

Columbia Strategic New York Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to $11,702,105, which represents 9.14% of total net assets.

(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2024, the total value of these securities amounted to $8,401,365, which represents 6.56% of total net assets.

(f)	Represents a security in default.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic New York Municipal Income Fund  | 2024

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3QT205_10_P01_(09/24)